Fair Value Measurements - Fair Value Measured on Non-Recurring Basis (Details 5) - Non-recurring basis - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets measured at fair value on a non-recurring basis
Assets at fair value		$ 164
Impairment Charges		6
Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	$ 6	5
Impairment Charges	3	2
Finance receivables held for sale
Assets measured at fair value on a non-recurring basis
Assets at fair value		159
Impairment Charges		4
Level 1
Assets measured at fair value on a non-recurring basis
Assets at fair value		0
Level 1 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	0	0
Level 1 | Finance receivables held for sale
Assets measured at fair value on a non-recurring basis
Assets at fair value		0
Level 2
Assets measured at fair value on a non-recurring basis
Assets at fair value		0
Level 2 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	0	0
Level 2 | Finance receivables held for sale
Assets measured at fair value on a non-recurring basis
Assets at fair value		0
Level 3
Assets measured at fair value on a non-recurring basis
Assets at fair value		164
Level 3 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	$ 6	5
Level 3 | Finance receivables held for sale
Assets measured at fair value on a non-recurring basis
Assets at fair value		$ 159